Note 7 - Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member]	Mar. 31, 2021 USD ($)
Commodity futures – financial liabilities, net	$ (7,407,400)
Total	(7,407,400)
Fair Value, Inputs, Level 1 [Member]
Total	(7,407,400)
Fair Value, Inputs, Level 1 [Member] | Commodity Contract [Member]
Commodity futures – financial liabilities, net	(7,407,400)
Fair Value, Inputs, Level 2 [Member]
Total
Fair Value, Inputs, Level 2 [Member] | Commodity Contract [Member]
Commodity futures – financial liabilities, net
Fair Value, Inputs, Level 3 [Member]
Total
Fair Value, Inputs, Level 3 [Member] | Commodity Contract [Member]
Commodity futures – financial liabilities, net